As filed with the Securities and Exchange Commission on August 21, 2023.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	106 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	110 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on September 20, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Western Asset Bond ETF, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A (“PEA 96”), relating only to the Western Asset Bond ETF a series of the Registrant (the “Fund”), was filed on May 10, 2023 (Accession #0001680359-23-000125) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 103 to the Registration Statement, relating only to the Fund, was filed on July 21, 2023 (Accession #0001741773-23-002341) for the sole purpose of designating August 22, 2023 as the new effective date to Post-Effective Amendment No. 96. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating September 20, 2023 as the new date upon which PEA 96 shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of the Fund, as filed in PEA 96, are incorporated herein by reference in their entirety into this filing.